Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Taxes
Provision for income tax	$ 54,793	$ 103,935	$ 96,549	$ (135,761)
Assessable profit	$ (193,557)	$ 522,822	$ 713,581	$ (4,290,243)
Number of years before qualifying year for extension			5 years
Loss carryforward period before extension			5 years
Loss carryforward period after extension			10 years
Hong Kong
Income Taxes
Provision for income tax			$ 0
Assessable profit			$ 0
PRC
Income Taxes
Effective tax rate			25.00%	25.00%